Acquisition Obligation (Details 2) (USD $)	0 Months Ended				1 Months Ended			0 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended		12 Months Ended
	Sep. 24, 2012	Mar. 30, 2012	Sep. 30, 2011	Mar. 24, 2011	Mar. 31, 2012	Sep. 30, 2011	Mar. 31, 2011	May 15, 2013 Subsequent Event	Apr. 30, 2013 Upon the closing of the Asset Purchase Agreement	Jul. 31, 2012 Upon the closing of the Asset Purchase Agreement	Apr. 30, 2013 September 30, 2011	Jul. 31, 2012 September 30, 2011	Apr. 30, 2013 March 31, 2012	Jul. 31, 2012 March 31, 2012	Apr. 30, 2013 September 24, 2012	Jul. 31, 2012 September 24, 2012	Apr. 30, 2013 March 31, 2013	Apr. 30, 2013 December 31, 2013	Jul. 31, 2012 December 31, 2013
Acquisition obligation
Scheduled payments under asset purchase agreement to Inovio				$ 3,000,000
Scheduled payments									250,000	250,000	100,000	100,000	150,000	150,000	500,000	500,000	1,000,000	1,000,000	1,000,000
Payments made to Inovio	$ 500,000	$ 150,000	$ 100,000	$ 250,000	$ 150,000	$ 100,000	$ 250,000	$ 1,000,000